Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Dates
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
47
1-Jul-2023
31-Jul-2023
11-Aug-2023
14-Aug-2023
15-Aug-2023
Actual/360 Days
29
30/360 Days
30
15-Aug-2023
15-Aug-2023
17-Jul-2023
15-Jul-2023
Summary
Beginning
Balance
0.00
0.00
0.00
0.00
51,863,029.62
Principal
Payment
0.00
0.00
0.00
0.00
8,354,507.52
Ending
Balance
0.00
0.00
0.00
0.00
43,508,522.10
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
64.985279
Initial
Balance
360,800,000.00
511,000,000.00
50,000,000.00
464,000,000.00
128,560,000.00
Note
Factor
0.000000
0.000000
0.000000
0.000000
0.338430
51,863,029.62
43,508,522.10
8,354,507.52
T
otal Note Balance
1,514,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
38,830,160.91
90,693,190.53
2,443,899.41
93,137,089.94
38,830,160.91
82,338,683.01
2,150,276.40
84,488,959.41
38,846,436.21
1,553,206,436.21
61,799,793.88
1,615,006,230.09
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
38,846,436.21
38,830,160.91
38,830,160.91
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
2.040000%
5.373290%
1.940000%
2.040000%
Interest Payment
0.00
0.00
0.00
0.00
88,167.15
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
0.685805
Interest & Principal
Payment
0.00
0.00
0.00
0.00
8,442,674.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
65.671085
$8,442,674.67
T
otal
$88,167.15

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
8,993,957.39
0.00
8,993,957.39
8,550,246.33
312,253.15
39,935.53
48,030.75
0.00
0.00
43,491.63
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
77,614.24
0.00
0.00
88,167.15
0.00
0.00
8,354,507.52
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
8,993,957.39
473,668.48
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
77,614.24
0.00
0.00
0.00
77,614.24
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
88,167.15
0.00
0.00
0.00
0.00
88,167.15
0.00
0.00
0.00
0.00
0.00
0.00
88,167.15
0.00
0.00
0.00
0.00
88,167.15
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
88,167.15
88,167.15
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
8,354,507.52
0.00
0.00
0.00
8,354,507.52
Aggregate Principal Distributabl
e
Amount
8,354,507.52
8,354,507.52
0.00

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,883,016.09
0.00
3,883,016.09
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,524.38
29,967.25
0.00
13,524.38
13,524.38
0.00
43,491.63
3,883,016.09
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Pool Statistics
Pool Data
4.09%
15.45
56.09
Cutoff Date Pool Balance
Amount
1,615,006,230.09
Pool Balance beginning of Collection Period
93,137,089.94
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
84,488,959.41
10,059
10,523
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
50,838
6,610,554.72
1,939,691.61
0.00
97,884.20
Pool Factor
5.23%
3.71%
52.01
12.33

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
10,059
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.71%
0.89%
0.28%
0.13%
100.00%
83,397,820.79
748,029.59
236,812.82
106,296.21
84,488,959.41
9,967
66
20
6
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
2.302%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.406%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,233.85
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.517%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,610,463.39
12,438.70
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
14
900
Losses
(1)
Amount
97,884.20
39,873.66
45,571.84
Number of Receivables
Number of Receivables
Amount
25,037,662.34
8,346,987.63
11,080,211.32
Current
Cumulative
0.347%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.168%
1.658%
1.253%
(1.010%)